Condensed Consolidated Statement of Changes in Temporary Equity and Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series C Convertible Preferred Stock [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock Temporary Equity [Member]	Preferred Stock [Member] Series C Convertible Preferred Stock Temporary Equity [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock Temporary Equity [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Series C Convertible Preferred Stock [Member]	Series D Convertible Preferred Stock [Member]	Total	Series B Convertible Preferred Stock [Member]	Temporary Equity in Additional Paid in Capital [Member]	Temporary Equity [Member]
Beginning balance at Jun. 30, 2023	$ 1							$ 123,588	$ 28,143,188	$ (35,306,788)			$ (7,040,011)
Temporary Equity beginning balance shares at Jun. 30, 2023							1,950
Temporary Equity beginning balance at Jun. 30, 2023							$ 2								$ 4,969,747	$ 4,969,749
Beginning balance, shares at Jun. 30, 2023	1,000							123,587,968
Shares issued for acquisition		$ 13													868,695	868,708
Shares issued for acquisition, shares		13,333
Shares issued in connection with debt conversion								$ 1,000	15,400				16,400
Shares issued in connection with debt conversion, shares								1,000,000
Net loss										(3,235,506)			(3,235,506)
Common stock issued as financing costs								$ 3,333	46,667				50,000
Common stock issued as financing costs, shares								3,333,333
Warrants issued as financing cost									721,470				721,470
Warrants exercise, cashless								$ 686	(686)
Warrants exercise, cashless, shares								686,106
Shares issued for amended convertible note			$ 2												113,953	113,955
Deemed dividend associated with preferred B stock dilutive warrant adjustments										84,106			84,106		84,106
Shares issued for amended convertible note, shares			1,667
Shares issued for amended convertible note												$ 113,955
Deemed dividend associated with preferred B stock dilutive warrant adjustments										(84,106)			(84,106)		(84,106)
Shares issued as consulting fee								$ 300	7,500				7,800
Shares issued as consulting fee, shares								300,000
Warrants issued as consulting fee									84,230				84,230
Warrants issued associated with promissory notes									9,878				9,878
Ending balance at Jun. 30, 2024	$ 1							$ 128,907	29,027,647	(38,626,400)			(9,469,845)
Temporary Equity ending balance shares at Jun. 30, 2024		13,333	1,667	1,950	13,333	1,667	1,950							1,950
Temporary Equity ending balance at Jun. 30, 2024		$ 13	$ 2	$ 2	$ 13	$ 2	$ 2						6,036,518		6,036,501	6,036,518
Ending balance, shares at Jun. 30, 2024	1,000							128,907,407
Net loss										(764,611)			(764,611)
Common stock issued for services								$ 50	945				995
Common stock issued for services, shares								50,000
Deemed dividend associated with preferred B stock dilutive warrant adjustments										11,566			11,566		11,566	11,566
Shares issued for amended convertible note, shares						1,667
Shares issued for amended convertible note						$ 2									113,953	$ 113,955
Shares issued under acquisition																84
Deemed dividend associated with preferred B stock dilutive warrant adjustments										(11,566)			(11,566)		(11,566)	$ (11,566)
Ending balance at Sep. 30, 2024	$ 1							$ 128,957	29,028,592	(39,402,577)			(10,245,027)
Temporary Equity ending balance shares at Sep. 30, 2024				1,950	13,333	3,334
Temporary Equity ending balance at Sep. 30, 2024				$ 2	$ 13	$ 4									6,162,020	6,162,039
Ending balance, shares at Sep. 30, 2024	1,000							128,957,407
Beginning balance at Jun. 30, 2024	$ 1							$ 128,907	29,027,647	(38,626,400)			(9,469,845)
Temporary Equity beginning balance shares at Jun. 30, 2024		13,333	1,667	1,950	13,333	1,667	1,950							1,950
Temporary Equity beginning balance at Jun. 30, 2024		$ 13	$ 2	$ 2	$ 13	$ 2	$ 2						6,036,518		6,036,501	6,036,518
Beginning balance, shares at Jun. 30, 2024	1,000							128,907,407
Net loss													(1,244,217)
Ending balance at Dec. 31, 2024	$ 1							$ 128,957	29,028,592	(39,882,182)			(10,724,632)
Temporary Equity ending balance shares at Dec. 31, 2024				1,950	96,666	3,334
Temporary Equity ending balance at Dec. 31, 2024				$ 2	$ 97	$ 4										6,162,123
Ending balance, shares at Dec. 31, 2024	1,000							128,957,407
Beginning balance at Jun. 30, 2024	$ 1							$ 128,907	29,027,647	(38,626,400)			(9,469,845)
Temporary Equity beginning balance shares at Jun. 30, 2024		13,333	1,667	1,950	13,333	1,667	1,950							1,950
Temporary Equity beginning balance at Jun. 30, 2024		$ 13	$ 2	$ 2	$ 13	$ 2	$ 2						6,036,518		6,036,501	6,036,518
Beginning balance, shares at Jun. 30, 2024	1,000							128,907,407
Vesting of Series C - convertible preferred stock - issued as compensation		$ 38													1,521,802	1,521,840
Vesting of Series C - convertible preferred stock - issued as compensation, shares		37,300
Net loss										(8,115,878)			(8,115,878)
Common stock issued for services								$ 50	945				$ 995
Common stock issued for services, shares								50,000					50,000
Loss on debt extinguishment			$ 1												113,954	113,955
Loss on debt extinguishment, shares			1,667
Deemed dividend associated with preferred B stock dilutive warrant adjustments										11,566			$ 11,566		11,566	11,566
Shares issued for amended convertible note												$ 113,955
Series C - convertible preferred stock issued for services, shares		2,000
Series C - convertible preferred stock issued for services		$ 2													97,198	97,200
Deemed dividend associated with preferred B stock dilutive warrant adjustments										(11,566)			(11,566)		(11,566)	(11,566)
Acquisition of SWC, shares		83,333
Acquisition of SWC		$ 83													4,399,899	4,399,982
Acquisition of Skytech, shares		10,000
Acquisition of Skytech		$ 10													527,990	528,000
Common stock issued in connection with conversion of convertible notes payable								$ 8,004	256,116				264,120
Common stock issued in connection with conversion of convertible notes payable, shares								8,003,614
Ending balance at Jun. 30, 2025	$ 1							$ 136,961	29,284,708	(46,753,844)			(17,332,174)
Temporary Equity ending balance shares at Jun. 30, 2025		145,966	3,334	1,950	145,966	3,334	1,950				145,966	3,334		1,950
Temporary Equity ending balance at Jun. 30, 2025		$ 146	$ 3	$ 2	$ 146	$ 3	$ 2				$ 7,415,730	$ 227,910	12,709,061	$ 5,065,421	12,708,910	12,709,061
Ending balance, shares at Jun. 30, 2025	1,000							136,961,021
Beginning balance at Sep. 30, 2024	$ 1							$ 128,957	29,028,592	(39,402,577)			(10,245,027)
Temporary Equity beginning balance shares at Sep. 30, 2024				1,950	13,333	3,334
Temporary Equity beginning balance at Sep. 30, 2024				$ 2	$ 13	$ 4									6,162,020	6,162,039
Beginning balance, shares at Sep. 30, 2024	1,000							128,957,407
Net loss										(479,605)			(479,605)
Shares issued under acquisition, shares					83,333
Shares issued under acquisition					84
Ending balance at Dec. 31, 2024	$ 1							$ 128,957	29,028,592	(39,882,182)			(10,724,632)
Temporary Equity ending balance shares at Dec. 31, 2024				1,950	96,666	3,334
Temporary Equity ending balance at Dec. 31, 2024				$ 2	$ 97	$ 4										6,162,123
Ending balance, shares at Dec. 31, 2024	1,000							128,957,407
Beginning balance at Jun. 30, 2025	$ 1							$ 136,961	29,284,708	(46,753,844)			(17,332,174)
Temporary Equity beginning balance shares at Jun. 30, 2025		145,966	3,334	1,950	145,966	3,334	1,950				145,966	3,334		1,950
Temporary Equity beginning balance at Jun. 30, 2025		$ 146	$ 3	$ 2	$ 146	$ 3	$ 2				$ 7,415,730	$ 227,910	12,709,061	$ 5,065,421	12,708,910	12,709,061
Beginning balance, shares at Jun. 30, 2025	1,000							136,961,021
Shares issued for acquisition					$ 217										38,999,843	39,000,060
Shares issued for acquisition, shares					216,667
Acquisition of Rancho Mirage					$ 176										42,279,904	42,280,080
Acquisition of Rancho Mirage, shares					176,167
Forgiveness of pre-existing relationship with target acquiree									2,652,671				2,652,671
Vesting of Series C - convertible preferred stock - issued as compensation					$ 10										410,030	410,040
Vesting of Series C - convertible preferred stock - issued as compensation, shares					10,050
Shares issued in connection with debt conversion								$ 14,981	479,389				494,370
Shares issued in connection with debt conversion, shares								14,980,901
Vesting of Series C - convertible preferred stock - issued as compensation															7,125,000	7,125,000
Contingent consideration - acquisition of Rancho Mirage															4,800,000	4,800,000
Net loss										(3,695,535)			(3,695,535)
Ending balance at Sep. 30, 2025	$ 1							$ 151,942	32,416,768	(50,449,379)			(17,880,668)
Temporary Equity ending balance shares at Sep. 30, 2025				1,950	548,850	3,334
Temporary Equity ending balance at Sep. 30, 2025				$ 2	$ 549	$ 3									106,323,687	106,324,241
Ending balance, shares at Sep. 30, 2025	1,000							151,941,922
Beginning balance at Jun. 30, 2025	$ 1							$ 136,961	29,284,708	(46,753,844)			(17,332,174)
Temporary Equity beginning balance shares at Jun. 30, 2025		145,966	3,334	1,950	145,966	3,334	1,950				145,966	3,334		1,950
Temporary Equity beginning balance at Jun. 30, 2025		$ 146	$ 3	$ 2	$ 146	$ 3	$ 2				$ 7,415,730	$ 227,910	12,709,061	$ 5,065,421	12,708,910	12,709,061
Beginning balance, shares at Jun. 30, 2025	1,000							136,961,021
Net loss													(7,983,855)
Conversion of accrued interest payable into common stock, shares											256,380,000
Shares issued for amended convertible note																113,955
Ending balance at Dec. 31, 2025	$ 1	$ 560	$ 2					$ 213,369	140,897,363	(54,737,699)			86,373,596
Temporary Equity ending balance shares at Dec. 31, 2025											0	0		0
Temporary Equity ending balance at Dec. 31, 2025
Ending balance, shares at Dec. 31, 2025	1,000	559,489	1,834					213,367,889
Beginning balance at Sep. 30, 2025	$ 1							$ 151,942	32,416,768	(50,449,379)			(17,880,668)
Temporary Equity beginning balance shares at Sep. 30, 2025				1,950	548,850	3,334
Temporary Equity beginning balance at Sep. 30, 2025				$ 2	$ 549	$ 3									106,323,687	106,324,241
Beginning balance, shares at Sep. 30, 2025	1,000							151,941,922
Vesting of Series C - convertible preferred stock - issued as compensation		$ 10							410,030				410,040
Vesting of Series C - convertible preferred stock - issued as compensation, shares		10,050
Shares issued in connection with debt conversion								$ 4,286	137,151				141,437
Shares issued in connection with debt conversion, shares								4,285,994
Net loss										(4,288,320)			(4,288,320)
Common stock issued as financing costs								$ 22,361	872,062				894,423
Common stock issued as financing costs, shares								22,360,575
Common stock issued for services		$ 1							282,719				282,720
Common stock issued for services, shares		589
Warrants issued as financing cost									258,723				258,723
Warrants exercise, cashless								$ 2,466	(2,466)
Warrants exercise, cashless, shares								2,465,698
Shares issued for amended convertible note								$ 7,000	224,000				231,000
Conversion of accrued interest payable into common stock, shares								7,000,000
Conversion of Series B preferred stock into common stock				$ (2)				$ 16,314	(16,314)						(16,312)	(16,314)
Conversion of Series B preferred stock into common stock, shares				(1,950)				16,313,700
Conversion of Series D preferred stock into common stock						$ (1)		$ 9,000	(9,000)						(8,999)	(9,000)
Conversion of Series D preferred stock into common stock, shares						(1,500)		9,000,000
Reclassification of Series B preferred stock from temporary to permanent equity									5,074,421				5,074,421		(5,049,107)	(5,049,107)
Loss on debt extinguishment		$ 549			$ (549)				89,105,361				89,105,910		(89,105,361)	(89,105,910)
Loss on debt extinguishment, shares		548,850			(548,850)
Reclassification of Series D preferred stock from temporary to permanent equity			$ 2			$ (2)			218,908				218,910		(218,908)	(218,910)
Reclassification of Series D preferred stock from temporary to permanent equity, shares			1,834			(1,834)
Conversion of Series D preferred stock into common stock, shares									7,125,000				7,125,000		(7,125,000)	(7,125,000)
Reclassification of contingent consideration – Rancho Mirage									4,800,000				4,800,000
Conversion of Series D preferred stock into common stock, shares															(4,800,000)	(4,800,000)
Ending balance at Dec. 31, 2025	$ 1	$ 560	$ 2					$ 213,369	$ 140,897,363	$ (54,737,699)			86,373,596
Temporary Equity ending balance shares at Dec. 31, 2025											0	0		0
Temporary Equity ending balance at Dec. 31, 2025
Ending balance, shares at Dec. 31, 2025	1,000	559,489	1,834					213,367,889